Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	June 30, 2025	June 30, 2024
	$	$
	Unaudited	Unaudited

Net loss	(68,746)	(1,653,875)

	Number	Number

Weighted average number of ordinary shares used in calculating basic and diluted earnings/(losses) per share	2,069,708,742	1,555,961,075

	Cents	Cents

Basic and diluted earnings/(losses) per share	(*)	(0.11)

*	less than $0.01 cents